Subsequent Events - Narrative (Detail) $ in Thousands		3 Months Ended		9 Months Ended
	Dec. 06, 2024 MXN ($) $ / $ $ / bbl	Sep. 30, 2024 MXN ($) $ / $	Sep. 30, 2023 MXN ($)	Sep. 30, 2024 MXN ($) $ / $ $ / bbl	Sep. 30, 2023 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $		19.629		19.629
Foreign exchange (loss) income — net | $	$ 53,839,474	$ (130,111,060)	$ (47,794,436)	$ (256,406,202)	$ 182,881,696
Average prices of crude oil exports | $ / bbl				63.76
Percentage of increase in crude oil price				(1.40%)
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $	20.283
Appreciation of the value of the peso in U.S. dollars terms	(3.30%)
Average prices of crude oil exports | $ / bbl	62.87